UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

Atlantic County NJ Public Fac. COP	7.400%	3/1/2010 (3)	1,755	1,908
Atlantic County NJ Public Fac. COP	7.400%	3/1/2011 (3)	4,025	4,503
Atlantic County NJ Public Fac. COP	6.000%	3/1/2014 (3)	3,685	4,116
Atlantic County NJ Public Fac. COP	6.000%	3/1/2015 (3)	1,480	1,665
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/2012 (2)(ETM)	1,565	1,665
Bergen County NJ Util. Auth. Water PCR	5.000%	12/15/2031 (2)	2,500	2,568
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/2021 (2)	3,200	3,392
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/2010 (4)(Prere.)	850	891
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/2010 (4)(Prere.)	1,470	1,547
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2012 (Prere.)	1,025	1,102
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2012 (Prere.)	1,265	1,361
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2012 (Prere.)	1,335	1,436
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2012 (Prere.)	1,140	1,226
Cape May County NJ Muni. Util. Auth. Rev.	5.750%	1/1/2014 (4)	6,930	7,659
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/2017 (1)	2,560	2,693
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/2018 (1)	2,165	2,270
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/2021 (1)	15,400	19,175
Cumberland County NJ Improvement Auth. Solid Waste System Rev.	5.125%	1/1/2025 (1)	5,685	5,935
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/2010 (2)(Prere.)	750	785
Delaware River&Bay Auth. New Jersey Rev. VRDO	3.870%	9/11/2007 (2)	12,200	12,200
Delaware River Port Auth. Pennsylvania&New Jersey Rev.	5.750%	1/1/2022 (4)	10,000	10,388
Delaware River Port Auth. Pennsylvania&New Jersey Rev.	5.625%	1/1/2026 (4)	5,000	5,165
Delaware River Port Auth. Pennsylvania&New Jersey Rev.	5.750%	1/1/2026 (4)	12,085	12,524
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,640	2,789
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,000	2,113
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	1,400	1,479
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,780	2,936
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/2011 (3)(Prere.)	2,950	3,126
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2020 (4)	3,775	4,219
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2021 (4)	3,995	4,474
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2022 (4)	4,220	4,727
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2024 (4)	4,715	5,437
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2025 (4)	4,885	5,642
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010 (3)(Prere.)	5,090	5,399
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010 (3)(Prere.)	2,650	2,811
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010 (3)(Prere.)	3,390	3,596
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2018 (2)	10,000	10,926
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2020 (2)	5,010	5,472
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2022 (2)	3,455	3,771
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2023 (1)	12,065	13,435
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2023 (2)	3,635	3,969
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2024 (1)	6,725	7,495
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2024 (2)	3,820	4,171
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2025 (1)	11,630	12,981
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2026 (1)	6,500	7,264
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2027 (1)	5,895	6,585
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/2010 (4)	1,000	907
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2016 (2)	3,435	3,611
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2017 (2)	3,705	3,877
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2018 (2)	1,605	1,670
Garden State Preservation Trust New Jersey	5.125%	11/1/2019 (4)	7,655	8,287
Garden State Preservation Trust New Jersey	0.000%	11/1/2021 (4)	11,325	5,946
Garden State Preservation Trust New Jersey	0.000%	11/1/2022 (4)	41,150	20,462
Garden State Preservation Trust New Jersey	0.000%	11/1/2023 (4)	15,000	7,045
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	13,000	15,085
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2016 (1)	1,000	1,052
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2017 (1)	1,000	1,057
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2020 (1)	1,150	1,195
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2023 (1)	1,000	1,027
Gloucester Township NJ GO	5.750%	7/15/2010 (2)	2,880	3,018
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/2018 (2)	2,755	3,013
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2013 (4)	1,250	1,361
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2015 (4)	1,720	1,895
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2017 (4)	720	796
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2019 (4)	1,720	1,919
1 Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/2013 (1)	9,590	10,823
Irvington Township NJ GO	0.000%	8/1/2009 (1)(ETM)	2,580	2,401
Irvington Township NJ GO	0.000%	8/1/2010 (1)(ETM)	2,080	1,863
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2012 (3)(Prere.)	7,676	8,224
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2012 (3)(Prere.)	6,885	7,377
Jackson Township NJ Board of Educ. GO	5.250%	6/15/2021 (1)	11,195	12,243
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,625	2,700
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,850	2,932
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,790	2,870
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/2014	1,045	1,090
Mercer County NJ Improvement Auth. Solid Waste Rev.	5.375%	9/15/2012	11,120	11,356
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.750%	12/15/2008	1,165	1,196
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.950%	12/15/2012	4,895	5,370
Middlesex County NJ COP	5.000%	8/1/2011 (1)	1,050	1,099
Middlesex County NJ COP	5.500%	8/1/2015 (1)	1,195	1,268
Middlesex County NJ Improvement Auth.	5.375%	3/15/2022 (3)	1,825	1,931
Middlesex County NJ Improvement Auth.	5.375%	3/15/2023 (3)	1,925	2,037
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2015	500	492
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2020	500	477
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2032	5,100	4,753
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/2037	3,500	3,290
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2019	1,585	1,684
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2020	1,600	1,698
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2021	2,375	2,506
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2022	2,000	2,107
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2015 (2)	2,000	1,444
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2016 (2)	3,000	2,061
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2018 (2)	4,550	2,823
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2014 (4)	2,735	2,827
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2015 (4)	2,015	2,081
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/2019 (2)	2,115	2,201
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/2020 (2)	2,225	2,313
Montgomery Township NJ School Dist. GO	5.250%	8/1/2013 (1)	1,285	1,364
Montgomery Township NJ School Dist. GO	5.250%	8/1/2017 (1)	1,280	1,358
Montgomery Township NJ School Dist. GO	5.250%	8/1/2018 (1)	1,280	1,350
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2020 (2)	2,945	3,172
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2021 (2)	6,255	6,712
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2022 (2)	5,585	5,980
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2023 (2)	3,900	4,170
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2024 (2)	3,500	3,737
New Jersey Casino Reinvestment Dev. Auth. Rev. (Parking Fee)	5.250%	6/1/2021 (1)	3,000	3,186
2 New Jersey COP TOB VRDO	4.150%	9/11/2007 (2)	4,780	4,780
2 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.500%	11/15/2008 (1)(Prere.)	4,375	4,511
2 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.625%	11/15/2008 (1)(Prere.)	4,870	5,029
2 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/2008 (1)(Prere.)	6,080	6,287
2 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/2008 (1)(Prere.)	5,440	5,625
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/2028 (3)	8,000	9,044
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/2029 (3)	7,055	7,970
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	3,580	3,582
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2012 (2)	2,500	2,117
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2013 (2)	3,000	2,436
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	6,000	6,549
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2025 (1)	14,000	15,277
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2026 (1)	3,000	3,280
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2031 (1)	25,175	26,243
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/2011 (2)(Prere.)	7,040	7,430
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/2013 (2)	1,200	1,305
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2013 (Prere.)	3,000	3,193
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2013 (2)(Prere.)	2,145	2,283
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/2014 (3)(Prere.)	3,880	4,216
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2018 (3)	10,285	11,453
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2024	15,550	16,346
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2025	8,000	8,384
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2026	10,000	10,454
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	14,500	16,296
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2036	7,500	7,658
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.850%	9/4/2007 LOC	27,300	27,300
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2008 (1)(ETM)	2,305	2,235
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2011 (1)(ETM)	4,650	4,018
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2012 (1)	4,550	3,781
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2013 (1)	4,500	3,582
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2014 (1)	4,210	3,203
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/2009 (4)(Prere.)	4,500	4,616
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/2009 (4)(Prere.)	3,465	3,589
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/2008 (2)	6,165	6,300
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/2010 (Prere.)	6,405	6,649
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/2010 (4)(Prere.)	2,715	2,818
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/2010 (4)(Prere.)	8,425	8,923
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/2012	7,595	8,249
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2020 (3)	2,060	2,251
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2021 (3)	1,550	1,695
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/2023	2,750	2,776
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.000%	7/1/2027	1,000	973
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.000%	7/1/2033	1,000	958
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.250%	7/1/2037	1,000	990
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2013 (3)(Prere.)	2,605	2,802
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2013 (3)(Prere.)	2,775	2,985
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/2020 (3)	2,585	2,729
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/2021 (3)	3,025	3,176
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/2039 (3)	8,000	8,216
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/2015 (3)(Prere.)	4,700	5,033
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/2027 (2)	11,275	11,632
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2017 (1)	1,000	1,051
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2018 (1)	1,470	1,536
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2020 (1)	1,725	1,803
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2016	2,545	2,793
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2018	4,785	5,267
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2019	7,000	7,717
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/2030	2,900	2,991
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/2033	15,000	15,517
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/2009 (1)(Prere.)	2,105	2,188
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2012 (3)(Prere.)	1,700	1,798
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2012 (3)(Prere.)	1,010	1,068
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2014 (3)(Prere.)	15,760	16,859
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2015 (3)	1,550	1,630
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2016 (1)(Prere.)	4,000	4,286
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2010 (3)(Prere.)	11,210	11,688
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2011 (3)(Prere.)	190	202
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2011 (3)(Prere.)	205	218
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2011 (3)(Prere.)	235	250
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/2013 (3)(Prere.)	2,800	2,994
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2014 (3)	2,070	2,194
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2015 (3)	1,690	1,791
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2016 (3)	1,845	1,955
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/2024 (1)	2,200	2,286
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2010 (2)	1,500	1,554
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2012 (2)	1,275	1,319
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2015 (2)	400	420
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2016 (2)	200	210
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/2013 (Prere.)	6,000	6,373
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/2013 (Prere.)	6,000	6,412
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.000%	7/1/2027	5,000	4,865
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.000%	7/1/2034	2,500	2,390
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev.	5.125%	9/1/2010 (Prere.)	5,090	5,347
New Jersey GO	5.500%	7/15/2019 (3)	7,500	8,370
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/2036	14,250	13,322
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.000%	7/1/2008	2,530	2,573
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/2012 (Prere.)	2,220	2,414
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/2012 (Prere.)	1,750	1,942
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/2017	2,200	2,373
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/2025	2,780	2,877
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/2023	2,675	2,689
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/2026	2,880	2,873
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/2037	10,000	9,683
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/2023	7,000	7,195
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.000%	7/1/2024	800	763
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/2030	3,055	3,035
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/2036	6,800	6,703
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2008 (4)(Prere.)	1,360	1,391
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2008 (4)(Prere.)	1,395	1,426
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2009 (4)	4,140	4,225
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.000%	7/1/2010 (4)	4,695	4,793
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2012 (4)	105	107
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/2013 (1)	2,355	2,389
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/2030	4,000	3,835
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.250%	7/1/2025	1,200	1,220
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.125%	7/1/2035	3,450	3,412
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/2013 (4)	7,355	7,660
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/2029 (4)	13,450	13,830
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/2010 (2)(ETM)	2,935	3,134
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/2012 (Prere.)	3,500	3,811
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2012 (Prere.)	3,000	3,283
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2012 (Prere.)	3,500	3,830
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	0.000%	7/1/2021 (1)	1,740	928
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	0.000%	7/1/2021 (1)(ETM)	1,260	673
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.000%	7/1/2029	4,375	4,114
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	960	989
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	305	314
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2013 (1)	2,695	2,767
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2016 (1)	2,340	2,402
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	11,000	11,283
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/2010 (3)(Prere.)	7,535	7,930
New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev.	5.700%	5/1/2020 (4)	2,225	2,291
New Jersey Sports&Exposition Auth. Rev.	6.500%	3/1/2013 (1)(ETM)	1,595	1,717
New Jersey Sports&Exposition Auth. Rev.	6.500%	3/1/2013 (1)	8,405	9,021
New Jersey Sports&Exposition Auth. Rev.	5.500%	3/1/2017 (1)(ETM)	250	277
New Jersey Sports&Exposition Auth. Rev.	5.500%	3/1/2017 (1)	5,505	6,115
New Jersey Sports&Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2021 (1)	3,000	3,340
New Jersey Sports&Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2022 (1)	1,000	1,114
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	2,000	2,118
New Jersey Transp. Corp. COP	5.500%	9/15/2012 (2)	20,000	21,479
New Jersey Transp. Corp. COP	5.500%	9/15/2014 (2)	1,500	1,635
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	15,000	16,432
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/2010 (Prere.)	5,000	5,309
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/2015 (1)(ETM)	5,000	5,435
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/2015 (1)(Prere.)	5,000	5,435
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2020	5,000	5,618
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2021 (1)	25,000	27,893
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2023 (3)	5,850	6,698
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2023 (2)	15,830	17,266
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024 (3)	5,000	5,737
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2025 (3)	17,750	20,398
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/2032 (4)	10,000	2,868
New Jersey Turnpike Auth. Rev.	5.375%	1/1/2010 (1)(Prere.)	3,500	3,634
New Jersey Turnpike Auth. Rev.	5.500%	1/1/2010 (1)(Prere.)	1,800	1,874
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(Prere.)	1,620	1,695
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(Prere.)	7,365	7,708
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(Prere.)	665	696
New Jersey Turnpike Auth. Rev.	6.000%	1/1/2013 (1)	230	254
New Jersey Turnpike Auth. Rev.	6.000%	1/1/2013 (1)(ETM)	770	851
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2013 (1)(ETM)	20,000	22,594
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)	4,615	5,247
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	22,095	25,230
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	1,560	1,781
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2017 (1)	2,635	2,750
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2026 (4)	7,000	7,659
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2027 (4)	7,000	7,644
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2029 (4)	19,000	20,830
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2030 (4)	26,100	28,605
2 New Jersey Turnpike Auth. Rev. TOB VRDO	4.030%	9/11/2007 (2)	3,375	3,375
Newark NJ GO	5.500%	10/1/2008 (2)	1,660	1,693
Newark NJ GO	5.375%	12/15/2013 (1)	2,000	2,147
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2017	2,665	2,804
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2018	2,345	2,459
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/2018 (3)(ETM)	2,500	2,910
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2025 (1)	4,045	4,407
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2026 (1)	4,260	4,650
Port Auth of New York&New Jersey Rev. VRDO	3.870%	9/4/2007	8,000	8,000
Port Auth. of New York&New Jersey Rev.	5.000%	7/15/2025	13,600	13,936
Port Auth. of New York&New Jersey Rev.	5.000%	7/15/2031	12,830	13,058
Port Auth. of New York&New Jersey Rev.	5.000%	7/15/2034 (1)	12,095	12,410
Port Auth. of New York&New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.870%	9/4/2007	13,225	13,225
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/2031 (1)	4,215	1,273
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/2032 (1)	5,000	1,434
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/2034 (1)	10,220	2,645
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/2035 (1)	10,215	2,501
Rutgers State Univ. New Jersey	6.400%	5/1/2013	3,000	3,229
Rutgers State Univ. New Jersey	5.000%	5/1/2031 (3)	2,000	2,049
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/2023	2,000	2,036
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/2033	1,500	1,519
Stafford NJ Muni. Util. Auth. Water&Sewer Rev.	5.500%	6/1/2011 (3)	3,100	3,205
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/2012 (Prere.)	20,135	22,116
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/2012 (Prere.)	37,475	41,363
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/2013 (Prere.)	2,605	2,991
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/2013 (Prere.)	20,000	23,209
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/2023	10,230	9,730
Univ. of Medicine&Dentistry New Jersey COP	5.250%	6/15/2018 (1)	1,975	2,099
Univ. of Medicine&Dentistry New Jersey COP	5.250%	6/15/2020 (1)	2,185	2,310
Univ. of Medicine&Dentistry New Jersey COP	5.250%	6/15/2022 (1)	2,420	2,547
Univ. of Medicine&Dentistry New Jersey Rev.	6.500%	12/1/2012 (1)(ETM)	4,000	4,306
Univ. of Medicine&Dentistry New Jersey Rev.	5.375%	12/1/2015 (2)	2,325	2,494
Univ. of Medicine&Dentistry New Jersey Rev.	5.375%	12/1/2016 (2)	1,110	1,191
Univ. of Medicine&Dentistry New Jersey Rev.	5.500%	12/1/2018 (2)	1,250	1,342
Univ. of Medicine&Dentistry New Jersey Rev.	5.500%	12/1/2019 (2)	3,000	3,220
Univ. of Medicine&Dentistry New Jersey Rev.	5.500%	12/1/2020 (2)	3,675	3,944
Univ. of Medicine&Dentistry New Jersey Rev.	5.500%	12/1/2021 (2)	2,000	2,147
Univ. of Medicine&Dentistry New Jersey Rev.	5.500%	12/1/2023 (2)	7,330	7,799
Univ. of Medicine&Dentistry New Jersey Rev.	5.500%	12/1/2027 (2)	10,100	10,678
Univ. of Medicine&Dentistry New Jersey Rev. VRDO	3.950%	9/11/2007 (2)	2,500	2,500
Vernon Township NJ School Dist. GO	5.250%	12/1/2009 (3)(Prere.)	1,200	1,241
Vernon Township NJ School Dist. GO	5.300%	12/1/2009 (3)(Prere.)	1,200	1,242
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,244
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,244
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,244
Washington Township NJ Board of Educ. GO	5.250%	1/1/2023 (4)	1,875	2,040
Washington Township NJ Board of Educ. GO	5.250%	1/1/2024 (4)	2,070	2,253
Washington Township NJ Board of Educ. GO	5.250%	1/1/2025 (4)	1,500	1,632
Washington Township NJ Board of Educ. GO	5.250%	1/1/2026 (4)	1,330	1,450
West Orange NJ Board of Educ. COP	5.625%	10/1/2009 (1)(Prere.)	2,500	2,621
West Orange NJ Board of Educ. COP	5.625%	10/1/2009 (1)(Prere.)	2,000	2,097
West Orange NJ Board of Educ. COP	6.000%	10/1/2009 (1)(Prere.)	1,000	1,056
Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev.	5.125%	11/1/2011 (2)	3,400	3,475
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022 (1)	2,000	2,191
Puerto Rico GO	5.500%	7/1/2018	5,540	6,025
Puerto Rico GO	5.500%	7/1/2021 (1)	6,750	7,565
Puerto Rico Highway&Transp. Auth. Rev.	5.500%	7/1/2014 (Prere.)	3,500	3,844
Puerto Rico Highway&Transp. Auth. Rev.	5.500%	7/1/2014 (Prere.)	4,125	4,530
Puerto Rico Highway&Transp. Auth. Rev.	5.500%	7/1/2019 (1)	5,000	5,574
Puerto Rico Highway&Transp. Auth. Rev.	5.500%	7/1/2021 (4)	5,000	5,604
Puerto Rico Highway&Transp. Auth. Rev.	5.500%	7/1/2022 (4)	3,500	3,928
Puerto Rico Highway&Transp. Auth. Rev.	5.500%	7/1/2023 (4)	4,000	4,478
2 Puerto Rico Highway&Transp. Auth. Rev. TOB VRDO	3.950%	9/11/2007 (1)	2,675	2,675
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2024 (2)	13,000	14,539
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2028 (2)	10,200	11,495
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2029 (2)	19,805	6,758
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2033 (3)	20,000	5,506
2 Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	3.980%	9/11/2007 (2)	2,940	2,940
Puerto Rico Muni. Finance Agency	5.500%	8/1/2009 (4)(Prere.)	2,000	2,088
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	5,000	5,285
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	3,250	3,493
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	1,135	1,217
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	720	849
3 Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	9,000	788
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	16,200	1,151
Univ. of Puerto Rico Rev.	5.000%	6/1/2030	5,000	5,003
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2018	3,390	3,481
Virgin Islands Water&Power Auth. Electric System Rev.	5.000%	7/1/2023	2,205	2,153
Virgin Islands Water&Power Auth. Electric System Rev.	5.000%	7/1/2024	1,915	1,847
Virgin Islands Water&Power Auth. Electric System Rev.	5.000%	7/1/2027	1,200	1,136

Total Municipal Bonds
(Cost $1,731,462)				1,750,718

Other Assets and Liabilities—Net (1.0%)				17,174

Net Assets (100%)				1,767,892

1	Securities with a value of $2,370,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $35,222,000, representing 2.0% of net assets.
3	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2007.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $1,734,695,000. Net unrealized appreciation of investment securities for tax purposes was $16,023,000, consisting of unrealized gains of $37,635,000 on securities that had risen in value since their purchase and $21,612,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(440)	47,981	(229)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard New Jersey Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Municipal Bonds (99.0%)
Avalon NJ BAN	4.000%	5/22/2008	13,760	13,794
Bridgewater Township NJ BAN	4.000%	10/2/2007	5,630	5,631
Burlington County NJ BAN	4.250%	11/15/2007	10,910	10,922
Burlington County NJ BAN	4.000%	12/27/2007	11,200	11,211
Burlington County NJ BAN	4.000%	2/29/2008	34,655	34,717
1 Burlington County NJ Bridge Comm. Rev. TOB VRDO	4.050%	9/11/2007	5,710	5,710
1 Burlington County NJ Bridge Comm. Rev. TOB VRDO	4.050%	9/11/2007 (2)	5,300	5,300
Camden County NJ Improvement Auth. Lease Rev. VRDO	3.920%	9/11/2007 LOC	49,500	49,500
Clinton Township NJ BAN	4.250%	7/16/2008	5,000	5,021
Clinton Township NJ Board Educ. Temporary Notes	4.250%	1/9/2008	7,195	7,211
Cranbury Township NJ BAN	4.000%	12/6/2007	5,826	5,832
1 Delaware River Port Auth. Pennsylvania & New Jersey Rev. TOB VRDO	4.000%	9/11/2007 (4)	9,995	9,995
1 Delaware River Port Auth. Pennsylvania & New Jersey Rev. TOB VRDO	4.000%	9/11/2007 (4)	3,000	3,000
East Brunswick Township NJ BAN	4.250%	2/21/2008	10,190	10,219
1 Egg Harbor Township NJ School Dist. GO TOB VRDO	4.200%	9/11/2007 (4)	4,485	4,485
Essex County NJ Improvement Auth. Rev. (Jewish Community Center) VRDO	3.950%	9/11/2007 LOC	7,000	7,000
Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	3.900%	9/11/2007 LOC	40,400	40,400
1 Essex County NJ Improvement Auth. Rev. TOB VRDO	4.010%	9/11/2007 (2)	28,565	28,565
1 Essex County NJ Improvement Auth. Rev. TOB VRDO	4.020%	9/11/2007 (2)	5,400	5,400
1 Essex County NJ Improvement Auth. Rev. TOB VRDO	4.030%	9/11/2007 (1)	11,510	11,510
Fort Lee NJ BAN	4.000%	5/23/2008	20,572	20,624
Franklin Lakes NJ BAN	4.000%	3/13/2008	4,095	4,103
1 Garden State Preservation Trust Fund TOB VRDO	4.030%	9/11/2007 (4)	10,510	10,510
1 Garden State Preservation Trust New Jersey TOB VRDO	4.030%	9/11/2007 (4)	9,890	9,890
1 Garden State Preservation Trust New Jersey TOB VRDO	4.200%	9/11/2007 (4)	12,960	12,960
Holmdel Township NJ BAN	4.000%	11/13/2007	4,012	4,013
Hopewell Township NJ BAN	4.250%	6/27/2008	8,895	8,931
1 Hudson County NJ CTFS Partner Merlots TOB VRDO	4.020%	9/11/2007 (1)	4,960	4,960
Madison Borough NJ Board of Educ. Temporary Notes	4.000%	3/5/2008	11,084	11,099
1 Madison Borough NJ Board of Educ. TOB VRDO	3.990%	9/11/2007 (1)	11,795	11,795
Mercer County NJ BAN	4.000%	6/13/2008	10,500	10,525
Middlesex County NJ BAN	4.000%	6/12/2008	20,152	20,197
Monroe Township NJ BAN	4.250%	2/14/2008	11,866	11,896
Montgomery Township NJ BAN	4.000%	1/18/2008	13,500	13,510
Montville Township NJ BAN	4.000%	5/23/2008	5,951	5,966
Moorestown Township NJ BAN	4.000%	5/23/2008	2,646	2,652
2 Moorestown Township NJ BAN	4.250%	9/5/2008	4,928	4,952
Morris County NJ BAN	4.000%	10/4/2007	5,000	5,001
Morris Hills NJ Regional School Dist. Notes	4.250%	6/18/2008	12,000	12,046
Mount Laurel Township NJ BAN	4.000%	5/23/2008	10,393	10,418
1 New Jersey Building Auth. Rev. TOB VRDO	4.010%	9/11/2007 (1)	20,820	20,820
1 New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee) TOB VRDO	4.020%	9/11/2007 (1)	4,760	4,760
1 New Jersey COP TOB VRDO	4.150%	9/11/2007 (2)	16,000	16,000
New Jersey Econ. Dev. Auth. (Port Newark Container) VRDO	3.960%	9/11/2007 LOC	15,300	15,300
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	3.740%	10/4/2007 LOC	55,000	55,000
1 New Jersey Econ. Dev. Auth. Lease Rev. TOB VRDO	4.050%	9/11/2007 (1)	6,510	6,510
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.000%	7/1/2008 (1)	17,000	17,169
New Jersey Econ. Dev. Auth. Rev. (Airis Newark LLC Project) VRDO	4.050%	9/11/2007 (2)	37,010	37,010
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.900%	9/11/2007 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.900%	9/11/2007 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.800%	11/5/2007 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	3.620%	11/15/2007	9,230	9,230
New Jersey Econ. Dev. Auth. Rev. (Frisch School Project) VRDO	3.950%	9/11/2007 LOC	21,450	21,450
New Jersey Econ. Dev. Auth. Rev. (Geriatric Services Housing Corp.) VRDO	3.900%	9/11/2007 LOC	6,345	6,345
New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	3.960%	9/4/2007 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	3.910%	9/11/2007 LOC	5,445	5,445
New Jersey Econ. Dev. Auth. Rev. (Job Haines Home Project) VRDO	3.940%	9/11/2007 LOC	6,735	6,735
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	3.900%	9/4/2007	24,000	24,000
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project) VRDO	3.920%	9/11/2007 LOC	4,700	4,700
New Jersey Econ. Dev. Auth. Rev. (Metuchen Project) VRDO	3.950%	9/11/2007 LOC	12,650	12,650
1 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.990%	9/11/2007 (1)	6,075	6,075
1 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	4.010%	9/11/2007 (1)	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Ocean Spray Cranberries) VRDO	4.020%	9/11/2007 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Order Saint Benedict Project) VRDO	3.950%	9/11/2007 LOC	16,180	16,180
New Jersey Econ. Dev. Auth. Rev. (Passaic Hebrew Institute) VRDO	3.990%	9/11/2007 LOC	3,150	3,150
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.910%	9/11/2007	6,725	6,725
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.920%	9/11/2007	5,000	5,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.920%	9/11/2007	1,500	1,500
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.920%	9/11/2007	7,300	7,300
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.952%	9/11/2007 (3)	10,910	10,910
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	4.000%	9/11/2007 (4)	11,320	11,320
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	4.000%	9/11/2007 (3)	39,440	39,440
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	4.030%	9/11/2007 (2)	46,860	46,860
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	4.030%	9/11/2007 (4)	14,330	14,330
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.850%	9/4/2007 LOC	107,000	107,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.940%	9/4/2007 LOC	90,000	90,000
New Jersey Econ. Dev. Auth. Rev. (United States Golf Assn.) VRDO	3.920%	9/11/2007 LOC	4,900	4,900
New Jersey Econ. Dev. Auth. Rev. (Visiting Nurse Association) VRDO	3.950%	9/11/2007 LOC	4,840	4,840
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.990%	9/11/2007 (1)	33,220	33,220
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	4.000%	9/11/2007 (4)	9,490	9,490
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	4.010%	9/11/2007 (1)	7,330	7,330
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	4.030%	9/11/2007 (2)(3)(4)	38,380	38,380
1 New Jersey Econ. Dev. Auth. Water Fac. Rev. (New Jersey Water Co. Project) TOB VRDO	4.060%	9/11/2007 (3)	4,850	4,850
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/2007 (2)	5,890	5,890
New Jersey Educ. Fac. Auth. Rev. (Caldwell College) VRDO	3.930%	9/11/2007 LOC	20,950	20,950
1 New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) TOB VRDO	4.050%	9/11/2007 (1)	6,670	6,670
1 New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	4.050%	9/11/2007	12,100	12,100
New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	4.050%	9/11/2007	20,000	20,000
1 New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	4.000%	9/11/2007 (2)	12,530	12,530
1 New Jersey Educ. Fac. Auth. Rev. (Kean Univ.) TOB VRDO	4.030%	9/11/2007 (3)	5,290	5,290
1 New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.) TOB VRDO	4.010%	9/11/2007 (1)	4,905	4,905
1 New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.) TOB VRDO	4.030%	9/11/2007 (2)	12,257	12,257
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.500%	7/1/2008	3,575	3,626
1 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	4.020%	9/11/2007	5,210	5,210
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.910%	9/4/2007	6,000	6,000
1 New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	4.000%	9/11/2007 (3)	13,010	13,010
1 New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	4.010%	9/11/2007 (2)	2,760	2,760
1 New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	4.030%	9/11/2007 (3)	4,265	4,265
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev.	5.000%	9/1/2007 (Prere.)	1,525	1,540
New Jersey GO TOB PUT	3.710%	10/11/2007 (3)	3,340	3,340
1 New Jersey GO TOB VRDO	4.000%	9/4/2007	18,225	18,225
1 New Jersey GO TOB VRDO	3.990%	9/11/2007	13,465	13,465
1 New Jersey GO TOB VRDO	4.010%	9/11/2007 (2)	8,755	8,755
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	3.920%	9/11/2007 LOC	21,615	21,615
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.910%	9/11/2007 LOC	21,000	21,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.910%	9/11/2007 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.910%	9/11/2007 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.910%	9/11/2007 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	3.910%	9/11/2007 LOC	34,400	34,400
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	3.910%	9/11/2007 LOC	15,600	15,600
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	3.920%	9/11/2007 LOC	35,195	35,195
New Jersey Health Care Fac. Financing Auth. Rev. (Southern Ocean County Hosp.) VRDO	3.950%	9/11/2007 LOC	9,030	9,030
1 New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health) TOB VRDO	4.000%	9/11/2007 (1)	9,630	9,630
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Medical Center) VRDO	3.890%	9/11/2007 LOC	8,485	8,485
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health) VRDO	3.920%	9/11/2007 LOC	8,600	8,600
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.990%	9/11/2007 (2)	10,500	10,500
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	4.000%	9/11/2007	4,810	4,810
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	4.030%	9/11/2007 (3)	9,700	9,700
New Jersey Health Care Fac. Financing Auth. Rev. VRDO	3.910%	9/11/2007 LOC	18,440	18,440
New Jersey Health Care Fac. Financing Auth. Rev. VRDO	3.920%	9/11/2007 LOC	13,950	13,950
New Jersey Health Care Fac. Financing Auth. Rev. VRDO	3.920%	9/11/2007 LOC	5,975	5,975
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB PUT	3.760%	11/8/2007 (7)	20,740	20,740
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	4.010%	9/11/2007 (1)	8,995	8,995
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	4.020%	9/11/2007 (3)	3,615	3,615
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	4.200%	9/11/2007 (4)	5,025	5,025
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.950%	9/11/2007 (4)	16,365	16,365
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.960%	9/11/2007 (3)	24,880	24,880
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.980%	9/11/2007 (4)	15,540	15,540
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	4.020%	9/11/2007 (1)	12,380	12,380
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	3.920%	9/11/2007	22,120	22,120
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	3.970%	9/11/2007	20,000	20,000
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	4.080%	9/11/2007	29,715	29,715
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	4.180%	9/11/2007 LOC	21,200	21,200
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	4.180%	9/11/2007 LOC	17,400	17,400
1 New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. TOB VRDO	4.030%	9/11/2007	29,155	29,155
1 New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. TOB VRDO	4.060%	9/11/2007	6,300	6,300
1 New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	4.050%	9/11/2007 (1)	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	3.900%	9/11/2007 (1)	1,530	1,530
New Jersey Sports & Exposition Auth. Rev. VRDO	3.930%	9/11/2007 (1)	5,070	5,070
1 New Jersey State (Montclair Univ.) TOB VRDO	4.200%	9/11/2007 (1)	12,065	12,065
1 New Jersey State Transp. Rev. TOB VRDO	4.200%	9/11/2007 (4)	6,820	6,820
1 New Jersey Transp. Corp. COP TOB VRDO	4.000%	9/11/2007 (3)	9,635	9,635
1 New Jersey Transp. Corp. TOB VRDO	4.000%	9/11/2007 (3)	9,350	9,350
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/2008 (ETM)	3,025	3,055
1 New Jersey Transp. Trust Fund Auth. Rev. TOB PUT	3.710%	10/4/2007 (1)	9,340	9,340
New Jersey Transp. Trust Fund Auth. Rev. TOB PUT	3.710%	10/11/2007 (1)	12,185	12,185
1 New Jersey Transp. Trust Fund Auth. Rev. TOB PUT	3.780%	3/6/2008 (3)	5,315	5,315
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.990%	9/11/2007 (1)(2)	10,945	10,945
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.000%	9/11/2007 (3)	23,190	23,190
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.000%	9/11/2007 (1)	8,495	8,495
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.000%	9/11/2007 (4)	9,735	9,735
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.000%	9/11/2007 (4)	26,600	26,600
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.010%	9/11/2007 (4)	6,975	6,975
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.010%	9/11/2007 (3)	5,290	5,290
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.010%	9/11/2007 (2)	9,155	9,155
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.010%	9/11/2007 (1)	6,205	6,205
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.010%	9/11/2007 (1)	15,905	15,905
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.020%	9/11/2007 (1)	5,980	5,980
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.020%	9/11/2007 (1)	7,360	7,360
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.050%	9/11/2007 (2)	3,745	3,745
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.070%	9/11/2007 (4)	1,475	1,475
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.200%	9/11/2007 (1)	9,050	9,050
1 New Jersey Transp. Trust Fund Auth. Transp. System TOB VRDO	3.990%	9/11/2007 (4)	21,995	21,995
1 New Jersey Turnpike Auth. Rev. TOB PUT	3.770%	11/15/2007 (3)	7,095	7,095
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.980%	9/11/2007 (4)	4,000	4,000
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.990%	9/11/2007 (1)	7,190	7,190
1 New Jersey Turnpike Auth. Rev. TOB VRDO	4.010%	9/11/2007 (4)	8,250	8,250
1 New Jersey Turnpike Auth. Rev. TOB VRDO	4.010%	9/11/2007 (1)	18,175	18,175
1 New Jersey Turnpike Auth. Rev. TOB VRDO	4.010%	9/11/2007 (4)	6,745	6,745
1 New Jersey Turnpike Auth. Rev. TOB VRDO	4.020%	9/11/2007 (2)	16,000	16,000
1 New Jersey Turnpike Auth. Rev. TOB VRDO	4.020%	9/11/2007 (3)	13,640	13,640
1 New Jersey Turnpike Auth. Rev. TOB VRDO	4.030%	9/11/2007 (2)	15,500	15,500
1 New Jersey Turnpike Auth. Rev. TOB VRDO	4.050%	9/11/2007 (1)	4,995	4,995
New Jersey Turnpike Auth. Rev. VRDO	3.860%	9/11/2007 (3)LOC	134,400	134,400
New Jersey Turnpike Auth. Rev. VRDO	3.880%	9/11/2007 (4)	5,000	5,000
New Jersey Turnpike Auth. Rev. VRDO	3.880%	9/11/2007 (4)	53,250	53,250
Ocean Township NJ BAN	4.250%	1/9/2008	4,500	4,507
Old Bridge Township NJ BAN	4.250%	9/27/2007	8,380	8,384
Piscataway Township NJ BAN	4.250%	1/24/2008	17,647	17,684
Port Auth of New York & New Jersey Rev. VRDO	3.870%	9/4/2007	6,900	6,900
Port Auth. of New York & New Jersey CP	3.700%	10/4/2007	8,100	8,100
Port Auth. of New York & New Jersey CP	3.650%	11/6/2007	16,925	16,925
Port Auth. of New York & New Jersey CP	3.700%	11/15/2007	30,760	30,760
Port Auth. of New York & New Jersey Rev.	5.000%	11/15/2007 (3)	2,500	2,507
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.950%	9/11/2007 (10)	5,380	5,380
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	4.010%	9/11/2007 (3)	3,900	3,900
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	4.010%	9/11/2007 (10)	2,940	2,940
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	4.030%	9/11/2007 (4)	25,110	25,110
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	4.030%	9/11/2007 (3)	15,000	15,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	4.050%	9/11/2007 (3)	5,000	5,000
Port Auth. of New York & New Jersey Rev. TOB VRDO	4.050%	9/11/2007 (3)	18,715	18,715
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	4.060%	9/11/2007 (3)	5,930	5,930
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	4.080%	9/11/2007 (3)	6,483	6,483
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.870%	9/4/2007	5,100	5,100
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.940%	9/4/2007	3,300	3,300
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.950%	9/4/2007	4,600	4,600
Princeton Univ. New Jersey CP	3.700%	10/11/2007	9,650	9,650
Raritan Township NJ BAN	4.250%	8/8/2008	6,375	6,404
Rutgers State Univ. New Jersey GO CP	3.700%	1/4/2008	19,569	19,569
Rutgers State Univ. New Jersey VRDO	3.740%	9/4/2007	15,000	15,000
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	3.880%	9/11/2007 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	3.940%	9/11/2007 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR (Exelon Project) CP	3.620%	11/7/2007 LOC	19,000	19,000
Scotch Plains Township NJ BAN	4.250%	1/25/2008	5,000	5,013
Secaucus NJ BAN	4.250%	1/18/2008	6,907	6,922
Sparta Township NJ BAN	4.000%	5/30/2008	5,395	5,408
Tewksbury Township NJ BAN	4.250%	6/27/2008	5,979	6,003
1 Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	4.010%	9/11/2007	29,085	29,085
1 Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	4.020%	9/11/2007	6,800	6,800
1 Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	4.020%	9/11/2007	18,000	18,000
Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	4.020%	9/11/2007	13,000	13,000
Toms River NJ TAN	4.000%	9/28/2007	20,000	20,005
Union County NJ BAN	4.000%	2/28/2008	75,000	75,129
Union County NJ BAN	4.250%	5/1/2008	15,000	15,053
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	3.950%	9/11/2007 (2)	27,500	27,500
1 Washington Township NJ Board of Educ. TOB VRDO	3.990%	9/11/2007 (4)	11,845	11,845
Watchung Hills NJ Regional High School District Notes	4.250%	7/9/2008	3,000	3,011
Westfield NJ BAN	4.500%	10/19/2007	5,500	5,507
Outside New Jersey:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.980%	9/11/2007 (4)	10,000	10,000
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.990%	9/11/2007 (4)	7,245	7,245
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	4.010%	9/11/2007 (1)	22,525	22,525
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	4.020%	9/11/2007 (4)	5,105	5,105
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.950%	9/11/2007 (1)	3,000	3,000
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.980%	9/11/2007 (11)	12,030	12,030
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.980%	9/11/2007 (11)	5,500	5,500
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.000%	9/11/2007 (3)	5,120	5,120
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.000%	9/11/2007 (3)	18,775	18,775
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.000%	9/11/2007 (3)	11,735	11,735
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.000%	9/11/2007	29,200	29,200
1 Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.950%	3/1/2008	12,575	12,575
1 Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	3.980%	9/11/2007	49,805	49,805
1 Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	3.980%	9/11/2007 (2)	7,915	7,915
1 Puerto Rico Public Finance Corp. TOB VRDO	3.910%	9/11/2007 (3)	2,080	2,080
1 Puerto Rico Public Finance Corp. TOB VRDO	4.020%	9/11/2007 (11)	31,107	31,107
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	3.980%	9/11/2007 (3)	8,900	8,900
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	4.020%	9/11/2007 (1)(3)	10,000	10,000
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	4.060%	9/11/2007 (3)	7,425	7,425

Total Municipal Bonds
(Cost $3,358,239)				3,358,239

Other Assets and Liabilities—Net (1.0%)				32,873

Net Assets (100%)				3,391,112

1 Security exempt from registration under Rule 144A of the Securities Act of
1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $1,357,362,000, representing 40.0% of net assets.

2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2007.

KEY TO ABBREVIATIONS

ARS— Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District. USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

 (1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.